UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5360
Oppenheimer Main Street Funds, Inc.
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: August 31
Date of reporting period: 02/28/2010

Item 1. Reports to Stockholders.

February 28, 2010

Oppenheimer
Main Street Fund®

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

In the Barron's/Lipper Best Mutual Fund Families Survey, based on 2009 performance, OppenheimerFunds was ranked 7 out of 61 mutual fund families.

Source: "Best Mutual Fund Families," *Barron's*, February 1, 2010. See page 2 for specific information on the methodology used to determine the rankings in the Barron's/Lipper Best Mutual Fund Families survey. ***Past performance does not guarantee future results.***

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Oil, Gas & Consumable Fuels	10.0%
Pharmaceuticals	6.3
Industrial Conglomerates	4.5
Internet Software & Services	4.4
Media	4.4
Software	4.2
Tobacco	4.1
Capital Markets	4.0
Hotels, Restaurants & Leisure	3.9
Health Care Providers & Services	3.5
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2010, and are based on net assets.

Top Ten Common Stock Holdings

Philip Morris International, Inc.	4.1%
Apple, Inc.	3.3
Occidental Petroleum Corp.	3.1
Chevron Corp.	3.0
AES Corp. (The)	2.8
McDonald’s Corp.	2.8
General Mills, Inc.	2.7
eBay, Inc.	2.6
Merck & Co., Inc.	2.6
Tyco International Ltd.	2.3
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2010, and are based on net assets. For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
9 | OPPENHEIMER MAIN STREET FUND

TOP HOLDINGS AND ALLOCATIONS
Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2010, and are based on the total market value of common stocks.
10 | OPPENHEIMER MAIN STREET FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus, and if available, the Fund’s summary prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus, and if available, summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 2/3/88. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 10/3/94. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 11/1/96. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
11 | OPPENHEIMER MAIN STREET FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
12 | OPPENHEIMER MAIN STREET FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	September 1, 2009	February 28, 2010	February 28, 2010

Actual
Class A	$1,000.00	$1,071.00	$5.30
Class B	1,000.00	1,066.30	9.68
Class C	1,000.00	1,067.00	9.16
Class N	1,000.00	1,069.40	6.74
Class Y	1,000.00	1,073.50	2.47

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.69	5.17
Class B	1,000.00	1,015.47	9.44
Class C	1,000.00	1,015.97	8.94
Class N	1,000.00	1,018.30	6.58
Class Y	1,000.00	1,022.41	2.41
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 28, 2010 are as follows:

Class	Expense Ratios

Class A	1.03%
Class B	1.88
Class C	1.78
Class N	1.31
Class Y	0.48
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
13 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

	Shares	Value

Common Stocks—98.6%
Consumer Discretionary—12.1%
Automobiles—0.8%
Ford Motor Co.[1]	4,140,500	$48,609,470
Diversified Consumer Services—0.5%
H&R Block, Inc.	1,598,389	27,620,162
Hotels, Restaurants & Leisure—3.9%
Hyatt Hotels Corp., Cl. A1	2,039,860	68,192,520
McDonald’s Corp.	2,579,141	164,678,153

		232,870,673

Media—4.4%
McGraw-Hill Cos., Inc. (The)	3,433,904	117,439,517
Time Warner Cable, Inc.	2,139,880	99,910,997
Washington Post Co. (The), Cl. B	94,064	39,536,040

		256,886,554

Specialty Retail—2.5%
AutoZone, Inc.[1]	303,300	50,326,569
Best Buy Co., Inc.	2,138,364	78,050,286
GameStop Corp., Cl. A1	1,041,733	17,917,808

		146,294,663

Consumer Staples—10.8%
Food & Staples Retailing—0.9%
Wal-Mart Stores, Inc.	904,900	48,927,943
Food Products—3.4%
General Mills, Inc.	2,230,250	160,600,303
Unilever NV, NY Shares	1,372,600	41,301,534

		201,901,837

Household Products—1.3%
Colgate-Palmolive Co.	908,781	75,374,296
Personal Products—1.1%
Mead Johnson Nutrition Co., Cl. A	1,386,901	65,600,417
Tobacco—4.1%
Philip Morris International, Inc.	4,971,666	243,512,201
Energy—10.0%
Oil, Gas & Consumable Fuels—10.0%
Chevron Corp.	2,466,879	178,355,352
Enterprise Products Partners LP	1,948,682	63,838,822
Exxon Mobil Corp.	758,463	49,300,095
Noble Energy, Inc.	875,400	63,589,056
Occidental Petroleum Corp.	2,304,226	183,992,446
Plains All American Pipeline LP	927,336	51,383,688

		590,459,459

Financials—15.1%
Capital Markets—4.0%
Goldman Sachs Group, Inc. (The)	690,900	108,022,215
State Street Corp.	2,851,790	128,073,889

		236,096,104

Commercial Banks—2.8%
KeyCorp	2,389,600	17,085,640
Marshall & Ilsley Corp.	2,729,600	19,325,568
Regions Financial Corp.	2,962,873	19,999,393
SunTrust Banks, Inc.	670,600	15,966,986
U.S. Bancorp	3,804,600	93,631,206

		166,008,793

Consumer Finance—2.0%
American Express Co.	3,034,518	115,888,242
Diversified Financial Services—3.3%
CIT Group, Inc.[1]	1,920,400	69,960,172
Citigroup, Inc.[1]	27,815,847	94,573,880
Leucadia National Corp.[1]	1,312,333	31,154,785

		195,688,837

Insurance—3.0%
Chubb Corp.	1,926,157	97,193,882
Hartford Financial Services Group, Inc. (The)	729,400	17,775,478
F1 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Insurance Continued
Lincoln National Corp.	2,492,199	$62,753,571

		177,722,931

Health Care—13.4%
Biotechnology—1.6%
Celgene Corp.[1]	1,569,120	93,394,022
Health Care Equipment & Supplies—2.0%
Covidien plc	642,200	31,544,864
Medtronic, Inc.	2,049,700	88,956,980

		120,501,844

Health Care Providers & Services—3.5%
Medco Health
Solutions, Inc.[1]	1,529,574	96,730,260
WellPoint, Inc.[1]	1,775,800	109,868,745

		206,599,005

Pharmaceuticals—6.3%
Abbott Laboratories	2,402,870	130,427,784
Merck & Co., Inc.	4,146,238	152,913,257
Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,430,100	85,820,301

		369,161,342

Industrials—13.2%
Aerospace & Defense—2.9%
Boeing Co. (The)	1,107,300	69,937,068
Precision Castparts Corp.	898,600	101,317,150

		171,254,218

Air Freight & Logistics—1.1%
United Parcel Service, Inc., Cl. B	1,082,216	63,569,368
Commercial Services & Supplies—2.0%
Republic Services, Inc.	4,176,620	117,530,087
Construction & Engineering—0.9%
KBR, Inc.	2,713,768	56,202,135
Industrial Conglomerates—4.5%
General Electric Co.	7,771,700	124,813,502
Tyco International Ltd.	3,838,178	138,404,699

		263,218,201

Professional Services—1.2%
Verisk Analytics, Inc., Cl. A1	2,464,155	69,735,587
Road & Rail—0.6%
Union Pacific Corp.	564,811	38,051,317
Information Technology—16.2%
Communications Equipment—2.2%
QUALCOMM, Inc.	3,592,738	131,817,557
Computers & Peripherals—3.3%
Apple, Inc.[1]	939,085	192,155,573
Internet Software & Services—4.4%
eBay, Inc.[1]	6,711,600	154,501,032
Google, Inc., Cl. A1	197,506	104,046,161

		258,547,193

IT Services—2.1%
Accenture plc, Cl. A	800,300	31,987,991
Hewitt Associates, Inc.[1]	1,367,843	51,964,356
Western Union Co.	2,735,919	43,172,802

		127,125,149

Software—4.2%
Adobe Systems, Inc.[1]	1,548,028	53,639,170
Check Point Software Technologies Ltd.[1]	1,800,477	58,695,550
Microsoft Corp.	4,802,570	137,641,656

		249,976,376

Materials—2.1%
Chemicals—2.1%
Monsanto Co.	730,918	51,639,357
Praxair, Inc.	964,537	72,475,310

		124,114,667
F2 | OPPENHEIMER MAIN STREET FUND

	Shares	Value

Telecommunication Services—1.5%
Wireless Telecommunication Services—1.5%
America Movil SAB de CV, ADR, Series L	2,062,330	$91,918,048
Utilities—4.2%
Energy Traders—2.8%
AES Corp. (The)[1]	14,302,492	167,196,131
Multi-Utilities—1.4%
Public Service Enterprise Group, Inc.	2,674,260	79,479,007

Total Common Stocks (Cost $5,000,573,221)		5,821,009,409

Investment Company—1.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[2,3] (Cost $67,965,169)	67,965,169	67,965,169
Total Investments, at Value (Cost $5,068,538,390)	99.7%	5,888,974,578
Other Assets Net of Liabilities	0.3	14,994,689

Net Assets	100.0%	$5,903,969,267

Footnotes to Statement of Investments
1.	Non-income producing security.

2.	Rate shown is the 7-day yield as of February 28, 2010.

3.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	August 31, 2009	Additions	Reductions	February 28, 2010

OFI Liquid Assets Fund, LLC	—	6,223	6,223	—
Oppenheimer Institutional Money Market Fund, Cl. E	24,831,128	634,189,393	591,055,352	67,965,169

	Value	Income

OFI Liquid Assets Fund, LLC	$—	$1,274	[a]
Oppenheimer Institutional Money Market Fund, Cl. E	67,965,169	74,070

		$75,344

     a. Net of compensation to the securities lending agent and rebates to the borrowing, counterparties.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
F3 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of February 28, 2010 based on valuation input level:

		Level 2-
	Level 1-	Other	Level 3-
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$712,281,522	$—	$—	$712,281,522
Consumer Staples	635,316,694	—	—	635,316,694
Energy	590,459,459	—	—	590,459,459
Financials	891,404,907	—	—	891,404,907
Health Care	789,656,213	—	—	789,656,213
Industrials	779,560,913	—	—	779,560,913
Information Technology	959,621,848	—	—	959,621,848
Materials	124,114,667	—	—	124,114,667
Telecommunication Services	91,918,048	—	—	91,918,048
Utilities	246,675,138	—	—	246,675,138
Investment Company	67,965,169	—	—	67,965,169

Total Assets	$5,888,974,578	$—	$—	$5,888,974,578

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F4 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
February 28, 2010

Assets
Investments, at value —see accompanying statement of investments:
Unaffiliated companies (cost $5,000,573,221)	$5,821,009,409
Affiliated companies (cost $67,965,169)	67,965,169

5,888,974,578
Cash	5,303,220
Receivables and other assets:
Investments sold	22,140,027
Dividends	9,090,705
Shares of capital stock sold	2,615,490
Other	320,499

Total assets	5,928,444,519

Liabilities
Payables and other liabilities:
Investments purchased	12,119,886
Shares of capital stock redeemed	8,251,483
Distribution and service plan fees	2,159,816
Transfer and shareholder servicing agent fees	1,268,212
Shareholder communications	484,425
Directors’ compensation	143,396
Other	48,034

Total liabilities	24,475,252

Net Assets	$5,903,969,267

Composition of Net Assets
Par value of shares of capital stock	$2,136,195
Additional paid-in capital	6,839,155,111
Accumulated net investment income	10,910,896
Accumulated net realized loss on investments	(1,768,669,123)
Net unrealized appreciation on investments	820,436,188

Net Assets	$5,903,969,267

F5 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $4,292,690,313 and 154,538,344 shares of capital stock outstanding)	$27.78
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$29.47
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $392,929,336 and 14,514,440 shares of capital stock outstanding)	$27.07
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $562,660,188 and 20,927,751 shares of capital stock outstanding)	$26.89
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $118,019,562 and 4,307,291 shares of capital stock outstanding)	$27.40
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $537,669,868 and 19,331,634 shares of capital stock outstanding)	$27.81
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended February 28, 2010

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $190,500)	$56,075,680
Affiliated companies	74,070
Income from investment of securities lending cash collateral, net—affiliated companies	1,274
Interest	663
Other income	272,876

Total investment income	56,424,563

Expenses
Management fees	13,753,952
Distribution and service plan fees:
Class A	5,266,831
Class B	2,063,504
Class C	2,842,125
Class N	298,058
Transfer and shareholder servicing agent fees:
Class A	6,330,183
Class B	1,124,456
Class C	809,521
Class N	196,561
Class Y	18,974
Shareholder communications:
Class A	504,410
Class B	117,019
Class C	62,063
Class N	6,087
Class Y	733
Directors’ compensation	96,195
Custodian fees and expenses	17,927
Other	189,273

Total expenses	33,697,872
Less waivers and reimbursements of expenses	(424,746)

Net expenses	33,273,126

Net Investment Income	23,151,437
F7 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain
Net realized gain on investments from unaffiliated companies	$343,779,092
Net change in unrealized appreciation on investments	38,733,172

Net Increase in Net Assets Resulting from Operations	$405,663,701

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER MAIN STREET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	February 28, 2010	August 31,
	(Unaudited)	2009

Operations
Net investment income	$23,151,437	$63,481,905
Net realized gain (loss)	343,779,092	(1,676,464,673)
Net change in unrealized appreciation	38,733,172	22,828,676

Net increase (decrease) in net assets resulting from operations	405,663,701	(1,590,154,092)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(39,349,961)	(65,323,861)
Class B	(583,126)	(1,984,378)
Class C	(1,590,961)	(3,232,065)
Class N	(855,565)	(1,411,443)
Class Y	(7,264,559)	(9,146,939)

	(49,644,172)	(81,098,686)

Capital Stock Transactions
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A	(203,313,135)	(529,383,434)
Class B	(63,487,562)	(151,558,924)
Class C	(36,564,793)	(89,262,261)
Class N	(7,116,059)	(24,077,697)
Class Y	35,883,841	(137,902,302)

	(274,597,708)	(932,184,618)

Net Assets
Total increase (decrease)	81,421,821	(2,603,437,396)
Beginning of period	5,822,547,446	8,425,984,842

End of period (including accumulated net investment income of $10,910,896 and $37,403,631, respectively)	$5,903,969,267	$5,822,547,446

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 28, 2010				Year Ended August 31,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$26.17	$32.25	$43.21	$39.12	$36.18	$32.78

Income (loss) from investment operations:
Net investment income[1]	.12	.29	.36	.42	.35	.47
Net realized and unrealized gain (loss)	1.74	(6.00)	(5.62)	5.64	2.96	3.34

Total from investment operations	1.86	(5.71)	(5.26)	6.06	3.31	3.81

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.25)	(.37)	(.47)	(.38)	(.37)	(.41)
Distributions from net realized gain	—	—	(5.23)	(1.59)	—	—

Total dividends and/or distributions to shareholders	(.25)	(.37)	(5.70)	(1.97)	(.37)	(.41)

Net asset value, end of period	$27.78	$26.17	$32.25	$43.21	$39.12	$36.18

Total Return, at Net Asset Value[2]	7.10%	(17.29)%	(13.77)%	15.90%	9.19%	11.68%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,292,690	$4,237,059	$5,959,723	$8,015,873	$7,680,186	$7,810,714

Average net assets (in thousands)	$4,363,465	$3,967,782	$7,013,377	$8,183,830	$7,845,096	$7,759,230

Ratios to average net assets:[3]
Net investment income	0.87%	1.26%	1.00%	1.00%	0.93%	1.36%
Total expenses	1.03%[4]	1.06%[4]	0.92%[4]	0.89%[4]	0.92%	0.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.03%	1.05%	0.92%	0.89%	0.92%	0.92%

Portfolio turnover rate	30%	120%	120%	104%	84%	79%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	1.03%
Year Ended August 31, 2009	1.06%
Year Ended August 31, 2008	0.92%
Year Ended August 31, 2007	0.89%
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER MAIN STREET FUND

	Six Months
	Ended
	February 28, 2010				Year Ended August 31,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$25.42	$31.13	$41.83	$37.87	$34.99	$31.67

Income (loss) from investment operations:
Net investment income[1]	— [2]	.11	.09	.10	.05	.20
Net realized and unrealized gain (loss)	1.69	(5.73)	(5.45)	5.48	2.86	3.21

Total from investment operations	1.69	(5.62)	(5.36)	5.58	2.91	3.41

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.04)	(.09)	(.11)	(.03)	(.03)	(.09)
Distributions from net realized gain	—	—	(5.23)	(1.59)	—	—

Total dividends and/or distributions to shareholders	(.04)	(.09)	(5.34)	(1.62)	(.03)	(.09)

Net asset value, end of period	$27.07	$25.42	$31.13	$41.83	$37.87	$34.99

Total Return, at Net Asset Value[3]	6.63%	(17.94)%	(14.41)%	15.06%	8.32%	10.79%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$392,929	$429,906	$735,669	$1,206,240	$1,453,679	$1,968,829

Average net assets (in thousands)	$417,489	$441,757	$949,862	$1,354,135	$1,685,648	$2,295,269

Ratios to average net assets:[4]
Net investment income	0.03%	0.50%	0.24%	0.24%	0.13%	0.59%
Total expenses	2.07%[5]	1.99%[5]	1.67%[5]	1.65%[5]	1.71%	1.72%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.88%	1.83%	1.67%	1.65%	1.71%	1.72%

Portfolio turnover rate	30%	120%	120%	104%	84%	79%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	2.07%
Year Ended August 31, 2009	1.99%
Year Ended August 31, 2008	1.67%
Year Ended August 31, 2007	1.65%
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2010				Year Ended August 31,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$25.27	$30.99	$41.71	$37.81	$34.98	$31.71

Income (loss) from investment operations:
Net investment income[1]	.02	.12	.09	.11	.07	.21
Net realized and unrealized gain (loss)	1.67	(5.71)	(5.43)	5.46	2.85	3.22

Total from investment operations	1.69	(5.59)	(5.34)	5.57	2.92	3.43

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.13)	(.15)	(.08)	(.09)	(.16)
Distributions from net realized gain	—	—	(5.23)	(1.59)	—	—

Total dividends and/or distributions to shareholders	(.07)	(.13)	(5.38)	(1.67)	(.09)	(.16)

Net asset value, end of period	$26.89	$25.27	$30.99	$41.71	$37.81	$34.98

Total Return, at Net Asset Value[2]	6.70%	(17.89)%	(14.42)%	15.09%	8.36%	10.83%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$562,660	$563,551	$817,302	$1,126,093	$1,107,962	$1,206,335

Average net assets (in thousands)	$574,956	$533,614	$967,371	$1,155,527	$1,163,337	$1,250,845

Ratios to average net assets:[3]
Net investment income	0.12%	0.52%	0.26%	0.26%	0.18%	0.62%
Total expenses	1.78%[4]	1.80%[4]	1.66%[4]	1.64%[4]	1.67%	1.67%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.78%	1.79%	1.66%	1.64%	1.67%	1.67%

Portfolio turnover rate	30%	120%	120%	104%	84%	79%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	1.78%
Year Ended August 31, 2009	1.80%
Year Ended August 31, 2008	1.66%
Year Ended August 31, 2007	1.64%
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER MAIN STREET FUND

	Six Months
	Ended
	February 28, 2010				Year Ended August 31,
Class N	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$25.80	$31.73	$42.59	$38.59	$35.71	$32.39

Income (loss) from investment operations:
Net investment income[1]	.08	.23	.26	.30	.24	.35
Net realized and unrealized gain (loss)	1.71	(5.88)	(5.54)	5.57	2.92	3.30

Total from investment operations	1.79	(5.65)	(5.28)	5.87	3.16	3.65

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.19)	(.28)	(.35)	(.28)	(.28)	(.33)
Distributions from net realized gain	—	—	(5.23)	(1.59)	—	—

Total dividends and/or distributions to shareholders	(.19)	(.28)	(5.58)	(1.87)	(.28)	(.33)

Net asset value, end of period	$27.40	$25.80	$31.73	$42.59	$38.59	$35.71

Total Return, at Net Asset Value[2]	6.94%	(17.51)%	(13.99)%	15.59%	8.87%	11.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$118,020	$117,889	$176,119	$238,068	$207,339	$177,463

Average net assets (in thousands)	$121,347	$111,693	$208,400	$232,421	$194,639	$168,866

Ratios to average net assets:[3]
Net investment income	0.59%	1.01%	0.74%	0.73%	0.63%	1.02%
Total expenses	1.31%[4]	1.33%[4]	1.17%[4]	1.17%[4]	1.22%	1.26%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.31%	1.30%	1.17%	1.17%	1.22%	1.26%

Portfolio turnover rate	30%	120%	120%	104%	84%	79%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	1.31%
Year Ended August 31, 2009	1.33%
Year Ended August 31, 2008	1.17%
Year Ended August 31, 2007	1.17%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2010				Year Ended August 31,
Class Y	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$26.27	$32.44	$43.45	$39.33	$36.38	$32.93

Income (loss) from investment operations:
Net investment income[1]	.19	.42	.52	.60	.52	.64
Net realized and unrealized gain (loss)	1.75	(6.07)	(5.65)	5.67	2.96	3.34

Total from investment operations	1.94	(5.65)	(5.13)	6.27	3.48	3.98

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.40)	(.52)	(.65)	(.56)	(.53)	(.53)
Distributions from net realized gain	—	—	(5.23)	(1.59)	—	—

Total dividends and/or distributions to shareholders	(.40)	(.52)	(5.88)	(2.15)	(.53)	(.53)

Net asset value, end of period	$27.81	$26.27	$32.44	$43.45	$39.33	$36.38

Total Return, at Net Asset Value[2]	7.35%	(16.82)%	(13.40)%	16.40%	9.63%	12.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$537,670	$474,142	$737,172	$926,217	$668,823	$483,532

Average net assets (in thousands)	$514,481	$417,293	$827,919	$844,472	$594,018	$496,349

Ratios to average net assets:[3]
Net investment income	1.41%	1.79%	1.42%	1.42%	1.38%	1.82%
Total expenses	0.48%[4]	0.49%[4]	0.49%[4]	0.48%[4]	0.49%	0.53%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.48%	0.49%	0.49%	0.48%	0.49%	0.53%

Portfolio turnover rate	30%	120%	120%	104%	84%	79%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	0.48%
Year Ended August 31, 2009	0.49%
Year Ended August 31, 2008	0.49%
Year Ended August 31, 2007	0.48%
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Main Street Fund (the “Fund”) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek a high total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.
F15 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into
F16 | OPPENHEIMER MAIN STREET FUND

U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As of February 28, 2010, there were no restrictions on the Fund’s ability to withdraw investments from IMMF at will. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
F17 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended August 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of August 31, 2009, the Fund had available for federal income tax purposes post-October losses of $1,483,999,094, post-October foreign currency losses of $36,752 and unused capital loss carryforwards as follows:

Expiring

2011	$158,742
2017	591,138,115

Total	$591,296,857

As of February 28, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,731,553,611 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 28, 2010, it is estimated that the Fund will utilize $343,779,092 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2010 are noted in the following table. The primary difference
F18 | OPPENHEIMER MAIN STREET FUND

between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$5,105,810,778

Gross unrealized appreciation	$826,168,812
Gross unrealized depreciation	(43,005,012)

Net unrealized appreciation	$783,163,800

Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts,
F19 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Capital Stock
The Fund has authorized 840 million shares of $0.01 par value capital stock. Transactions in shares of capital stock were as follows:

	Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	5,085,128	$139,348,990	15,505,207	$349,603,688
Dividends and/or distributions reinvested	1,325,747	37,227,002	3,178,204	61,184,790
Redeemed	(13,776,424)	(379,889,127)	(41,566,908)	(940,171,912)

Net decrease	(7,365,549)	$(203,313,135)	(22,883,497)	$(529,383,434)

Class B
Sold	829,404	$22,298,375	2,607,290	$56,964,370
Dividends and/or distributions reinvested	20,901	572,985	102,782	1,929,457
Redeemed	(3,248,315)	(86,358,922)	(9,432,498)	(210,452,751)

Net decrease	(2,398,010)	$(63,487,562)	(6,722,426)	$(151,558,924)

F20 | OPPENHEIMER MAIN STREET FUND

	Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Amount	Shares	Amount

Class C
Sold	738,215	$19,755,538	2,096,514	$45,609,264
Dividends and/or distributions reinvested	52,449	1,428,197	153,166	2,862,296
Redeemed	(2,166,041)	(57,748,528)	(6,316,896)	(137,733,821)

Net decrease	(1,375,377)	$(36,564,793)	(4,067,216)	$(89,262,261)

Class N
Sold	374,796	$10,218,848	1,250,253	$28,139,056
Dividends and/or distributions reinvested	29,804	826,171	71,785	1,365,354
Redeemed	(666,840)	(18,161,078)	(2,303,776)	(53,582,107)

Net decrease	(262,240)	$(7,116,059)	(981,738)	$(24,077,697)

Class Y
Sold	2,316,649	$64,353,563	4,921,505	$120,587,142
Dividends and/or distributions reinvested	255,157	7,164,816	462,325	8,895,139
Redeemed	(1,290,723)	(35,634,538)	(10,056,542)	(267,384,583)

Net increase (decrease)	1,281,083	$35,883,841	(4,672,712)	$(137,902,302)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the six months ended February 28, 2010, were as follows:

	Purchases	Sales

Investment securities	$1,760,578,869	$2,100,535,915
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.65%
Next $150 million	0.60
Next $150 million	0.55
Over $500 million	0.45
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2010, the Fund paid $8,250,361 to OFS for services to the Fund.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2009 were as follows:

Class B	$12,112,607
Class C	42,579,267
Class N	4,313,464
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as
F22 | OPPENHEIMER MAIN STREET FUND

applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

February 28, 2010	$417,273	$1,149	$395,757	$14,890	$141
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn after one year from the date of the Fund’s most recent prospectus.
During the six months ended February 28, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$395,562
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended February 28, 2010, the Manager waived fees and/or reimbursed the Fund $29,184 for IMMF management fees.
5. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
     As of February 28, 2010, the Fund had no securities on loan.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that the following subsequent event warranted disclosure:
     The Board of Trustees of Oppenheimer Principal Protected Main Street Fund (“Principal Protected Main Street”) has determined that it is in the best interest of the shareholders of Principal Protected Main Street that after August 5, 2010 (the “Maturity Date”), the Principal Protected Main Street reorganize with and into the Fund (the “Reorganization”). The Board of Principal Protected Main Street unanimously approved that an Agreement and Plan of Reorganization be entered into between Principal Protected Main Street and the Fund pursuant to which the Fund will acquire substantially all of the assets and assume certain liabilities of Principal Protected Main Street in exchange for shares of the Fund. Shareholders of Principal Protected Main Street will receive shares of the Fund equal in value to the value of the net assets of the shares of Principal Protected Main Street they held immediately prior to the Reorganization. The Reorganization is expected to take place on or about August 13, 2010.
7. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among
F24 | OPPENHEIMER MAIN STREET FUND

others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
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F26 | OPPENHEIMER MAIN STREET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
15 | OPPENHEIMER MAIN STREET FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2) Exhibits attached hereto.
(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Funds, Inc.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	04/07/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	04/07/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	04/07/2010